Supplement dated May 20, 2024
to the Prospectus, Summary Prospectus, and Statement of Additional Information (SAI) of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated	SAI Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Partners Small Cap Growth Fund (the Fund)	5/1/24	5/1/24
The portfolio manager information for Scout Investments, Inc. (Scout) under the heading “Fund Management” in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Subadviser: Scout Investments, Inc. (Scout)
Portfolio Management	Title	Role with Fund	Managed Fund Since
James McBride, CFA	Portfolio Manager of Scout	Lead Portfolio Manager	2019
Timothy Miller, CFA	Portfolio Manager of Scout	Co-Portfolio Manager	2019
Tim Burger, CFA	Portfolio Manager of Scout	Co-Portfolio Manager	May 2024
Effective December 31, 2024, James McBride will no longer serve as a portfolio manager for Scout's sleeve of the Fund.
The rest of the section remains the same.
The portfolio manager information for Scout under the heading “Primary Service Provider Contracts - Portfolio Managers” in the “More Information About the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Subadviser: Scout Investments, Inc. (Scout)
Portfolio Management	Title	Role with Fund	Managed Fund Since
James McBride, CFA	Portfolio Manager of Scout	Lead Portfolio Manager	2019
Timothy Miller, CFA	Portfolio Manager of Scout	Co-Portfolio Manager	2019
Tim Burger, CFA	Portfolio Manager of Scout	Co-Portfolio Manager	May 2024
Mr. McBride joined Scout in 2009. Mr. McBride began his investment career in 1991 and earned a B.S. from Wichita State University and an M.B.A. from Indiana University.
Mr. Miller joined Scout in 2012. Mr. Miller began his investment career in 1996 and earned a B.A. from the University of California, Los Angeles and an M.B.A. from Indiana University.
Mr. Burger joined Scout in 2019. Mr. Burger began his investment career in 2004 and earned an M.B.A. from The University of Kansas.
Effective December 31, 2024, James McBride will no longer serve as a portfolio manager for Scout's sleeve of the Fund.
The rest of the section remains the same.
The information under the subsection "The Investment Manager and Subadvisers - Portfolio Managers" in the "Investment Management and Other Services" section of the SAI for Scout as it pertains to VP - Partners Small Cap Growth Fund is hereby superseded and replaced with the following:
		Other accounts Managed (excluding the Fund)			Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
Information is as of December 31, 2023, unless otherwise noted
VP – Partners Small Cap Growth Fund	Scout: Tim Burger(e)	1 RIC 1 PIV 4 other accounts	$296.9 million $0.29 million $10.2 million	None	Scout	Scout
	James McBride	1 RIC 1 PIV 4 other accounts	$261.23 million $0.27 million $9.80 million	None
	Timothy Miller	1 RIC 1 PIV 4 other accounts	$261.23 million $0.27 million $9.80 million	None
*
RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**
Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
SUP7057-0001_(05/24)

(e)
The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of March 31, 2024.
Effective December 31, 2024, James McBride will no longer serve as a portfolio manager for Scout's sleeve of the Fund.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.

SUP7057-0001_(05/24)